Leases Obligations relating to Finance Leases (Details) $ in Thousands	1 Months Ended	6 Months Ended		36 Months Ended
	Jul. 31, 2017	Jun. 30, 2020 USD ($) vessel lease	Jun. 30, 2019 USD ($)	Jan. 31, 2019	Dec. 31, 2019 USD ($) lease
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability		$ 1,778,530			$ 1,825,692
Proceeds from financing related to sale-leaseback of vessels		0	$ 222,400
Current obligations related to finance leases (note 6)		(97,237)			(95,339)
Long-term obligations related to finance leases (note 6)		$ 1,681,293			$ 1,730,353
Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Lease, Weighted Average Discount Rate, Percent		7.60%			7.60%
Number Of Vessels Obligated to Purchase | vessel		8
Number Of Sale Leaseback Transactions | vessel		16
November 2018 Sale-leaseback Transaction [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Leased Assets, Number of Units | vessel		4
Actual Hull Coverage Ratio		163.00%			158.00%
Debt Covenant Minimum Hull Coverage Ratio Year 1 & 2		100.00%
September 2018 Sale-leaseback Transaction [Member] [Domain] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Number Of Vessels | vessel		6
Debt Covenant Minimum Hull Coverage Ratio, Year 1		78.00%
Debt Covenant Minimum Hull Coverage Ratio, Years 3 and 4		80.00%
Debt Covenant Minimum Hull Coverage Ratio, Thereafter		90.00%
Actual Hull Coverage Ratio		110.00%			115.00%
Suezmax Tanker Sale Leaseback [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Number of Vessels with Purchase Option | vessel		16
July 2017 Sale Leaseback [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Number Of Vessels | vessel		4
Debt Covenant Minimum Hull Coverage Ratio, Years 1, 2 and 3		90.00%
Period Required to Maintain 90% Hull Coverage Ratio		3 years
Debt Covenant Minimum Hull Coverage Ratio, Thereafter		100.00%
Actual Hull Coverage Ratio		129.00%			122.00%
Minimum [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms	P9Y
Maximum | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms	P12Y
Suezmax, Aframax and LR2 Vessels [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability, Payment, Due		$ 573,900
Lessee, Operating Lease, Liability, Undiscounted Excess Amount		171,400
LNG Carriers [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Imputed Interest Rate				5.10%
LNG Carriers [Member] | Minimum [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms				P7Y6M
LNG Carriers [Member] | Maximum | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms				P15Y
Suezmax, Aframax and LR2 Vessels [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability, Payments, Due Next Twelve Months		28,449
Finance Lease, Liability, Payments, Due Year Two		56,222
Finance Lease, Liability, Payments, Due Year Three		56,213
Finance Lease, Liability, Payments, Due Year Four		56,204
Finance Lease, Liability, Payments, Due Year Five		56,348
Finance Lease, Liability, Payments, Due after Year Five		$ 320,481
Suezmax Tankers [Member] | May 2019 Sale Leaseback [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Debt Covenant Minimum Hull Coverage Ratio, Year 2		78.00%
Debt Covenant Minimum Hull Coverage Ratio, Years 3 and 4		80.00%
Finance Leased Assets, Number of Units | vessel		2
Debt Covenant Minimum Hull Coverage Ratio, Thereafter		90.00%
Actual Hull Coverage Ratio		102.00%			109.00%
Debt Covenant Minimum Hull Coverage Ratio Year 1 & 2		75.00%
Sales-type lease [Member] | LNG Carriers [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Number Of Vessels | lease		9			9
Finance Lease, Liability, Payment, Due		$ 1,800,000
Lessee, Operating Lease, Liability, Undiscounted Excess Amount		435,300
Finance Lease, Liability, Payments, Due Next Twelve Months		69,886
Finance Lease, Liability, Payments, Due Year Two		138,601
Finance Lease, Liability, Payments, Due Year Three		136,959
Finance Lease, Liability, Payments, Due Year Four		135,459
Finance Lease, Liability, Payments, Due Year Five		132,011
Finance Lease, Liability, Payments, Due after Year Five		1,198,366
LNG Carriers [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability		1,376,011			$ 1,410,904
Conventional Tankers [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability		402,519			$ 414,788
Finance Lease Obligations [Member] | Suezmax, Aframax and LR2 Vessels [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line		$ 35,000
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line As Percentage Of Debt		5.00%